ProspectusTwentyThreeMember | TS&W FIXED INCOME PORTFOLIO
TS&W FIXED INCOME PORTFOLIO
INVESTMENT OBJECTIVE

The TS&W Fixed Income Portfolio (the "Fixed Income Portfolio" or the "Fund") seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES TS&W FIXED INCOME PORTFOLIO
Management Fees	0.45%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.04%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES TS&W FIXED INCOME PORTFOLIO	106	331	574	1,271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers debt securities to include bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. The Fund generally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in a diversified mix of investment-grade debt securities, and may invest up to 20% in below investment grade (high yield or "junk") debt securities.

Thompson, Siegel & Walmsley LLC ("TS&W" or the "Adviser") expects to actively manage the Fund to meet its investment objective. The Adviser attempts to be risk averse, believing that preserving principal in periods of rising interest rates should lead to above-average returns over the long run. The Adviser will structure the Fund based largely on its assessment of the following factors:

Current economic conditions and trends; The Federal Reserve Board's management of monetary policy; Fiscal policy; Inflation expectations; Government and private credit demands; and Global conditions.

Once the Adviser has carefully analyzed these factors, it will formulate an outlook for the direction of interest rates and will adjust the maturity and/or duration of the Fund accordingly. The Adviser expects the weighted-average maturity of the Fund to range from four to nine years and its duration to range from three to seven years.

In addition to judgment about the direction of interest rates, the Adviser will shift emphasis among sectors, credit qualities, maturity ranges and coupons based on an analysis of relative values and interest rate spreads. The liquidity and marketability of individual issues and diversification within the Fund are also considered in the portfolio construction process.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its goal. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. Credit ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High yield, or "junk" bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.tswinvest.com or by calling 1-866-4TSW-FUN.

BEST QUARTER	WORST QUARTER
6.28%	(8.89)%
(09/30/2009)	(09/30/2008)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns INSTITUTIONAL CLASS SHARES	Label	1 Year	5 Years	10 Years
TS&W FIXED INCOME PORTFOLIO	FUND RETURN BEFORE TAXES	8.55%	6.74%	5.18%
TS&W FIXED INCOME PORTFOLIO After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	6.58%	4.79%	3.39%
TS&W FIXED INCOME PORTFOLIO After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	5.75%	4.66%	3.41%
TS&W FIXED INCOME PORTFOLIO Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
TS&W FIXED INCOME PORTFOLIO Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.25%